Nationwide Loomis Short Term Bond Fund Investment Strategy - Nationwide Loomis Short Term Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in bonds (or fixed-income securities) which include: ●U.S. government securities; ●Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody’s or Standard & Poor’s or, if unrated, which the subadviser determines to be of comparable quality); ●Investment grade debt securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and ●Investment grade debt securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities. In addition to these, the Fund may invest in other types of bonds. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. For these purposes, bonds are debt securities and other fixed-income securities that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times. Foreign securities in which the Fund invests are denominated in U.S. dollars. The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg U.S. Government/Credit Bond 1-3 Year Index (the “Index”), although it reserves the right to deviate further from the average duration of the Index when the subadviser believes it to be appropriate in light of the Fund's investment objective. As of December 31, 2025, the average duration of the Index was 1.79 years. In deciding which securities to buy or sell, the subadviser considers a number of factors related to the bond issue and the current market, for example, including: ●the financial strength of the issuer; ●current interest rates and valuations; ●the stability and volatility of a country’s bond markets and ●expectations regarding general trends in interest rates and currency considerations. The subadviser also considers how purchasing or selling a bond would impact the Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The Fund may engage in active and frequent trading of portfolio securities.